Accounts Receivables, Net - Schedule of Company’s Net Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Net Accounts Receivable [Abstract]
Trade accounts receivable	$ 42,012	$ 42,357
Less: allowance for credit losses	(41,734)	(42,357)
Accounts receivable, net	$ 278